Financial Instruments (Contractual Maturities) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Total	$ 943.0
Less Than 1 Year	86.8
1-5 Years	604.8
6-10 Years	97.0
More Than 10 Years	$ 154.4